Morgan Stanley Value-Added Market Series -- Equity Portfolio
LETTER TO THE SHAREHOLDERS / / JUNE 30, 2002

Dear Shareholder:
During the 12-month period ended June 30, 2002, economic conditions improved even as the U.S. equity markets exhibited high volatility and ended the period in a decline. This disconnect was partly attributable to a lack of investor confidence in corporations and their auditors. Headlines of unethical conduct involving business leaders, accounting scandals and SEC investigations had undermined the integrity of corporate America. Furthermore, after the September 11 attacks skepticism prevailed due to threats of terrorism, turmoil in the Middle East and earnings projections. Despite the reflex rally following the stock market bottoming last September, the markets relentlessly continued to trend downward in 2002, establishing new lows by the end of June.

During this period there were some positive economic data to give investors hope of a recovery as retail sales, home sales and factory orders rose steadily. Interest rates hovered at 30-year lows and mortgage activity remained steady as homeowners refinanced mortgages and purchased new homes. In the first quarter of 2002, the U.S. gross domestic product jumped by more than six percent from the prior quarter.

The Federal Reserve Board eased the federal funds rate five times during the period under review, from 3.75 percent to 1.75 percent. We believe these cuts may further improve economic conditions in 2002, if inflationary pressures remain low.

Performance and Portfolio Strategy
For the 12-month period ended June 30, 2002, Morgan Stanley Value-Added Market Series -- Equity Portfolio's Class B shares produced a total return of -7.23 percent, compared to -17.97 percent for the Standard & Poor's 500 Index. For the same period, the Fund's Class A, C and D shares posted total returns of -6.53 percent, -7.23 percent and -6.28 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. These total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund generally invests in all the stocks included in the S&P 500 Index. Unlike the index, however, which invests in stocks in proportion to their market value, the Fund invests in each stock included in the index in approximately equal proportions. The Fund's Investment Manager, Morgan Stanley Investment Advisors Inc., will adjust the Fund's investment securities at least annually to maintain an approximate equal weighting of each stock in the index. The Fund's investment approach currently results in an emphasis on the stocks of small- and mid-cap companies and overweightings in the consumer discretionary, basic materials and utilities sectors and underweightings in the health-care and telecom sectors relative to the capitalization-weighted S&P 500. Consequently, although the Fund posted negative returns, it significantly outperformed its benchmark for the period under review, buoyed by the strong performance of basic-material stocks as well as small- and medium-capitalization stocks. The Fund's performance was also helped by its relative underweighting in the technology and telecommunications sectors, which continued to underperform the broader market.

Morgan Stanley Value-Added Market Series -- Equity Portfolio
LETTER TO THE SHAREHOLDERS / / JUNE 30, 2002 CONTINUED

Looking Ahead
Recently, the markets have ignored data indicating future strength in the U.S. economy. We believe investors see a need for improved corporate profits and immediate reforms in regulating the actions of corporate America before the markets can reverse their downward trend. Furthermore, we believe uncertainties such as the outcome of escalating world tensions must subside in order to help improve investor confidence.

Over the next year we expect the U.S. economy to recover from recession as a result of the Federal Reserve's monetary stimulus and a rise in capital spending, and we view the likelihood of the Fed hiking interest rates before year-end as slim. We believe it is likely that the markets will rebound if consumer and investor sentiment improve. In our view, high liquidity in the U.S. stock markets may drive such a move.

We appreciate your ongoing support of Morgan Stanley Value-Added Market Series -- Equity Portfolio and look forward to continuing to serve your financial needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Annual Householding Notice
To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 am to 8:00 pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Value-Added Market Series -- Equity Portfolio
FUND PERFORMANCE / / JUNE 30, 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000-CLASS B SHARES
($ in Thousands)

              FUND     S&P 500(4)
June 1992     $10,000     $10,000
June 1993     $11,850     $11,363
June 1994     $12,118     $11,523
June 1995     $14,713     $14,527
June 1996     $17,548     $18,304
June 1997     $21,883     $24,652
June 1998     $26,662     $32,089
June 1999     $30,254     $39,390
June 2000     $29,127     $42,244
June 2001     $32,478     $35,976
June 2002  $30,128(3)     $29,510

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH
  LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                        Average Annual Total Returns -- Period Ended June 30, 2002
   -----------------------------------------------------------------------------------------------------
                  Class A Shares*                                      Class B Shares**
   ----------------------------------------------     --------------------------------------------------
   1 Year                     (6.53)%(1) (11.44)%(2)  1 Year                     (7.23)%(1)    (11.86)%(2)
   Since Inception (7/28/97)   6.25%(1)   5.09%(2)    5 Years                     6.60%(1)       6.32%(2)
                                                      10 Years                   11.66%(1)      11.66%(2)

                  Class C Shares+                                      Class D Shares++
   ----------------------------------------------     --------------------------------------------------
   1 Year                     (7.23)%(1)  (8.15)%(2)  1 Year                     (6.28)%(1)
   Since Inception (7/28/97)   5.48%(1)   5.48%(2)    Since Inception (7/28/97)   6.50%(1)

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
(3)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON JUNE 30, 2002.
(4) THE STANDARD AND POOR'S 500 INDEX (S&P 500-REGISTERED TRADEMARK-) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 500 WIDELY-HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley Value-Added Market Series -- Equity Portfolio
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           Common Stocks (97.7%)
           ADVERTISING/MARKETING SERVICES (0.3%)
  85,000   Interpublic Group of Companies, Inc.....  $    2,104,600
  39,000   Omnicom Group, Inc......................       1,786,200
                                                     --------------
                                                          3,890,800
                                                     --------------
           AEROSPACE & DEFENSE (1.9%)
  59,000   Boeing Co...............................       2,655,000
  41,500   General Dynamics Corp...................       4,413,525
  76,800   Goodrich Corp...........................       2,098,176
  58,000   Lockheed Martin Corp....................       4,031,000
  33,000   Northrop Grumman Corp...................       4,125,000
  78,000   Raytheon Co.............................       3,178,500
  72,000   Rockwell Collins, Inc...................       1,974,240
                                                     --------------
                                                         22,475,441
                                                     --------------
           AGRICULTURAL COMMODITIES/ MILLING (0.2%)
 154,000   Archer-Daniels-Midland Co...............       1,969,660
                                                     --------------
           AIR FREIGHT/COURIERS (0.3%)
  68,000   FedEx Corp..............................       3,631,200
                                                     --------------
           AIRLINES (0.6%)
 104,000   AMR Corp.*..............................       1,753,440
 103,000   Delta Air Lines, Inc....................       2,060,000
 174,000   Southwest Airlines Co...................       2,811,840
                                                     --------------
                                                          6,625,280
                                                     --------------
           ALTERNATIVE POWER GENERATION (0.1%)
  85,000   Calpine Corp.*..........................         597,550
                                                     --------------
           ALUMINUM (0.5%)
  72,000   Alcan Inc. (Canada).....................       2,701,440
 106,000   Alcoa, Inc..............................       3,513,900
                                                     --------------
                                                          6,215,340
                                                     --------------
           APPAREL/FOOTWEAR (1.4%)
  36,300   Cintas Corp.............................       1,793,220
  55,000   Jones Apparel Group, Inc.*..............       2,062,500
 124,000   Liz Claiborne, Inc......................       3,943,200

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  46,000   Nike, Inc. (Class B)....................  $    2,467,900
 126,000   Reebok International Ltd.*..............       3,717,000
  78,400   VF Corp.................................       3,074,064
                                                     --------------
                                                         17,057,884
                                                     --------------
           APPAREL/FOOTWEAR RETAIL (0.9%)
 141,000   Gap, Inc. (The).........................       2,002,200
 126,000   Limited Brands, Inc.....................       2,683,800
  95,000   Nordstrom, Inc..........................       2,151,750
 216,000   TJX Companies, Inc. (The)...............       4,235,760
                                                     --------------
                                                         11,073,510
                                                     --------------
           AUTO PARTS: O.E.M. (1.3%)
 121,000   Dana Corp...............................       2,242,130
 157,000   Delphi Corp.............................       2,072,400
  32,000   Eaton Corp..............................       2,328,000
  46,000   Johnson Controls, Inc...................       3,754,060
  42,480   TRW Inc.................................       2,420,510
 143,000   Visteon Corp............................       2,030,600
                                                     --------------
                                                         14,847,700
                                                     --------------
           AUTOMOTIVE AFTERMARKET (0.3%)
 111,000   Cooper Tire & Rubber Co.................       2,281,050
  68,000   Goodyear Tire & Rubber Co. (The)........       1,272,280
                                                     --------------
                                                          3,553,330
                                                     --------------
           BEVERAGES: ALCOHOLIC (0.9%)
  82,000   Anheuser-Busch Companies, Inc...........       4,100,000
  47,000   Brown-Forman Corp. (Class B)............       3,243,000
  51,000   Coors (Adolph) Co. (Class B)............       3,177,300
                                                     --------------
                                                         10,520,300
                                                     --------------
           BEVERAGES: NON-ALCOHOLIC (0.5%)
  41,300   Coca-Cola Co. (The).....................       2,312,800
  93,000   Coca-Cola Enterprises Inc...............       2,053,440

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002 CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  54,000   Pepsi Bottling Group, Inc. (The)........  $    1,663,200
                                                     --------------
                                                          6,029,440
                                                     --------------
           BIOTECHNOLOGY (0.7%)
  51,000   Amgen Inc.*.............................       2,135,880
  17,000   Biogen, Inc.*...........................         704,310
  52,000   Chiron Corp.*...........................       1,835,600
  65,380   Genzyme Corp. (General Division)*.......       1,257,911
  60,500   Immunex Corp.*..........................       1,351,570
  45,000   MedImmune, Inc.*........................       1,188,000
                                                     --------------
                                                          8,473,271
                                                     --------------
           BROADCASTING (0.2%)
  37,000   Clear Channel Communications, Inc.*.....       1,184,740
  19,000   Univision Communications, Inc. (Class
            A)*....................................         596,600
                                                     --------------
                                                          1,781,340
                                                     --------------
           BUILDING PRODUCTS (0.3%)
  16,000   American Standard Companies, Inc.*......       1,201,600
 107,000   Masco Corp..............................       2,900,770
                                                     --------------
                                                          4,102,370
                                                     --------------
           CABLE/SATELLITE TV (0.1%)
  72,600   Comcast Corp. (Class A Special)*........       1,701,018
                                                     --------------
           CASINO/GAMING (0.3%)
  88,000   Harrah's Entertainment, Inc.*...........       3,902,800
                                                     --------------
           CHEMICALS: MAJOR DIVERSIFIED (1.0%)
 120,000   Dow Chemical Co. (The)..................       4,125,600
  41,350   DuPont (E.I.) de Nemours & Co., Inc.....       1,835,940
  32,500   Eastman Chemical Co.....................       1,524,250
 181,000   Hercules Inc.*..........................       2,099,600
  65,000   Rohm & Haas Co..........................       2,631,850
                                                     --------------
                                                         12,217,240
                                                     --------------

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           CHEMICALS: SPECIALTY (1.3%)
  72,600   Air Products & Chemicals, Inc...........  $    3,664,122
 106,000   Engelhard Corp..........................       3,001,920
  44,000   Great Lakes Chemical Corp...............       1,165,560
  61,500   Praxair, Inc............................       3,503,655
  70,000   Sigma-Aldrich Corp......................       3,510,500
                                                     --------------
                                                         14,845,757
                                                     --------------
           COMMERCIAL PRINTING/ FORMS (0.4%)
  72,000   Deluxe Corp.............................       2,800,080
  80,000   Donnelley (R.R.) & Sons Co..............       2,204,000
                                                     --------------
                                                          5,004,080
                                                     --------------
           COMPUTER COMMUNICATIONS (0.2%)
 177,600   Avaya Inc.*.............................         879,120
  95,600   Cisco Systems, Inc.*....................       1,333,620
                                                     --------------
                                                          2,212,740
                                                     --------------
           COMPUTER PERIPHERALS (0.4%)
 108,000   EMC Corp.*..............................         815,400
  41,000   Lexmark International, Inc.*............       2,230,400
  44,000   Network Appliance, Inc.*................         546,040
  43,000   QLogic Corp.*...........................       1,638,300
                                                     --------------
                                                          5,230,140
                                                     --------------
           COMPUTER PROCESSING HARDWARE (0.9%)
  81,000   Apple Computer, Inc.*...................       1,435,320
  70,000   Dell Computer Corp.*....................       1,829,800
  70,200   Gateway, Inc.*..........................         311,688
 147,310   Hewlett-Packard Co......................       2,250,897
  23,000   International Business Machines Corp....       1,656,000
  49,000   NCR Corp.*..............................       1,695,400
 183,000   Sun Microsystems, Inc.*.................         916,830
                                                     --------------
                                                         10,095,935
                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002 CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           CONSTRUCTION MATERIALS (0.2%)
  49,500   Vulcan Materials Co.....................  $    2,168,100
                                                     --------------
           CONSUMER SUNDRIES (0.1%)
  84,000   American Greetings Corp. (Class A)......       1,399,440
                                                     --------------
           CONTAINERS/ PACKAGING (1.2%)
 103,000   Ball Corp...............................       4,272,440
  46,000   Bemis Company, Inc......................       2,185,000
 146,700   Pactiv Corp.*...........................       3,491,460
  52,000   Sealed Air Corp.*.......................       2,094,040
  38,000   Temple-Inland, Inc......................       2,198,680
                                                     --------------
                                                         14,241,620
                                                     --------------
           CONTRACT DRILLING (0.7%)
  51,000   Nabors Industries, Ltd. (Barbados)*.....       1,792,650
  51,000   Noble Corp.*............................       1,968,600
  99,000   Rowan Companies, Inc.*..................       2,123,550
  63,000   Transocean Inc..........................       1,962,450
                                                     --------------
                                                          7,847,250
                                                     --------------
           DATA PROCESSING SERVICES (1.2%)
  57,000   Automatic Data Processing, Inc..........       2,482,350
  70,220   Concord EFS, Inc.*......................       2,116,431
 106,000   Convergys Corp.*........................       2,064,880
 108,000   First Data Corp.........................       4,017,600
  57,000   Fiserv, Inc.*...........................       2,092,470
  67,000   Paychex, Inc............................       2,096,430
                                                     --------------
                                                         14,870,161
                                                     --------------
           DEPARTMENT STORES (1.3%)
  79,000   Dillard's, Inc. (Class A)...............       2,076,910
  66,000   Federated Department Stores, Inc.*......       2,620,200
  54,000   Kohl's Corp.*...........................       3,784,320
  72,500   May Department Stores Co................       2,387,425
  97,000   Penney (J.C.) Co., Inc..................       2,135,940
  49,000   Sears, Roebuck & Co.....................       2,660,700
                                                     --------------
                                                         15,665,495
                                                     --------------

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           DISCOUNT STORES (1.2%)
 121,000   Big Lots, Inc.*.........................  $    2,381,280
  56,000   Costco Wholesale Corp.*.................       2,162,720
 135,000   Dollar General Corp.....................       2,569,050
  49,000   Family Dollar Stores, Inc...............       1,727,250
  78,000   Target Corp.............................       2,971,800
  46,600   Wal-Mart Stores, Inc....................       2,563,466
                                                     --------------
                                                         14,375,566
                                                     --------------
           DRUGSTORE CHAINS (0.5%)
  65,000   CVS Corp................................       1,989,000
  93,000   Walgreen Co.............................       3,592,590
                                                     --------------
                                                          5,581,590
                                                     --------------
           ELECTRIC UTILITIES (5.9%)
 100,600   AES Corp. (The)*........................         545,252
  64,000   Allegheny Energy, Inc...................       1,648,000
  52,000   Ameren Corp.............................       2,236,520
  68,000   American Electric Power Co., Inc........       2,721,360
  60,000   Cinergy Corp............................       2,159,400
 151,000   CMS Energy Corp.........................       1,657,980
  64,000   Consolidated Edison, Inc................       2,672,000
  78,000   Constellation Energy Group, Inc.........       2,288,520
  57,000   Dominion Resources, Inc.................       3,773,400
  70,000   DTE Energy Co...........................       3,124,800
  96,000   Duke Energy Corp........................       2,985,600
 132,000   Edison International*...................       2,244,000
  96,000   Entergy Corp............................       4,074,240
  58,000   Exelon Corp.............................       3,033,400
 131,000   FirstEnergy Corp........................       4,372,780
  54,000   FPL Group, Inc..........................       3,239,460
 122,000   Mirant Corp.*...........................         890,600
  96,200   PG&E Corp.*.............................       1,721,018
  63,000   Pinnacle West Capital Corp..............       2,488,500
  74,000   PPL Corp................................       2,447,920
  82,000   Progress Energy, Inc....................       4,264,820
  79,000   Public Service Enterprise Group, Inc....       3,420,700
  90,000   Reliant Energy, Inc.....................       1,521,000

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002 CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

 112,000   Southern Co. (The)......................  $    3,068,800
  74,000   TECO Energy, Inc........................       1,831,500
  57,000   TXU Corp................................       2,938,350
 111,000   Xcel Energy, Inc........................       1,861,470
                                                     --------------
                                                         69,231,390
                                                     --------------
           ELECTRICAL PRODUCTS (0.8%)
  95,000   American Power Conversion Corp.*........       1,199,850
  55,100   Cooper Industries Ltd. (Class A)
            (Bermuda)..............................       2,165,430
  43,500   Emerson Electric Co.....................       2,327,685
  26,975   Molex Inc...............................         904,472
 178,000   Power-One, Inc.*........................       1,107,160
 102,000   Thomas & Betts Corp.*...................       1,897,200
                                                     --------------
                                                          9,601,797
                                                     --------------
           ELECTRONIC COMPONENTS (0.4%)
  92,000   Jabil Circuit, Inc.*....................       1,942,120
 181,000   Sanmina-SCI Corp.*......................       1,142,110
 267,000   Solectron Corp.*........................       1,642,050
                                                     --------------
                                                          4,726,280
                                                     --------------
           ELECTRONIC EQUIPMENT/ INSTRUMENTS (1.1%)
  38,000   Agilent Technologies, Inc.*.............         898,700
 238,000   JDS Uniphase Corp.*.....................         640,220
 175,000   PerkinElmer, Inc........................       1,933,750
  84,700   Rockwell Automation Inc.................       1,692,306
  86,000   Symbol Technologies, Inc................         731,000
 103,000   Tektronix, Inc.*........................       1,927,130
 116,000   Thermo Electron Corp.*..................       1,914,000
  90,000   Waters Corp.*...........................       2,403,000
 105,000   Xerox Corp.*............................         731,850
                                                     --------------
                                                         12,871,956
                                                     --------------
           ELECTRONIC PRODUCTION EQUIPMENT (0.6%)
 103,540   Applied Materials, Inc.*................       1,969,331
  39,000   KLA-Tencor Corp.*.......................       1,715,610

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  64,060   Novellus Systems, Inc.*.................  $    2,178,040
  36,000   Teradyne, Inc.*.........................         846,000
                                                     --------------
                                                          6,708,981
                                                     --------------
           ELECTRONICS/APPLIANCE STORES (0.5%)
  54,500   Best Buy Co., Inc.*.....................       1,978,350
  83,000   Circuit City Stores - Circuit City
            Group..................................       1,556,250
  62,000   RadioShack Corp.........................       1,863,720
                                                     --------------
                                                          5,398,320
                                                     --------------
           ELECTRONICS/ APPLIANCES (0.4%)
  64,000   Maytag Corp.............................       2,729,600
  33,000   Whirlpool Corp..........................       2,156,880
                                                     --------------
                                                          4,886,480
                                                     --------------
           ENGINEERING & CONSTRUCTION (0.2%)
  61,000   Fluor Corp..............................       2,375,950
                                                     --------------
           ENVIRONMENTAL SERVICES (0.4%)
 207,000   Allied Waste Industries, Inc.*..........       1,987,200
 101,000   Waste Management, Inc...................       2,631,050
                                                     --------------
                                                          4,618,250
                                                     --------------
           FINANCE/RENTAL/ LEASING (2.3%)
  57,000   Capital One Financial Corp..............       3,479,850
  68,000   Countrywide Credit Industries, Inc......       3,281,000
  40,000   Fannie Mae..............................       2,950,000
  46,000   Freddie Mac.............................       2,815,200
  63,000   Household International, Inc............       3,131,100
 101,000   MBNA Corp...............................       3,340,070
 202,000   Providian Financial Corp................       1,187,760
  90,000   Ryder System, Inc.......................       2,438,100
  45,000   SLM Corp................................       4,360,500
                                                     --------------
                                                         26,983,580
                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002 CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           FINANCIAL CONGLOMERATES (1.1%)
  57,000   American Express Co.....................  $    2,070,240
  77,000   Citigroup, Inc..........................       2,983,750
  86,000   Conseco, Inc.*..........................         172,000
  60,000   Hancock (Jonh) Financial Services,
            Inc....................................       2,112,000
  90,000   J.P. Morgan Chase & Co..................       3,052,800
  60,000   State Street Corp.......................       2,682,000
                                                     --------------
                                                         13,072,790
                                                     --------------
           FINANCIAL PUBLISHING/ SERVICES (0.8%)
  75,000   Equifax, Inc............................       2,025,000
  53,000   McGraw-Hill Companies, Inc. (The).......       3,164,100
  89,650   Moody's Corporation.....................       4,460,087
                                                     --------------
                                                          9,649,187
                                                     --------------
           FOOD DISTRIBUTORS (0.6%)
 123,000   Supervalu, Inc..........................       3,017,190
 137,000   SYSCO Corp..............................       3,729,140
                                                     --------------
                                                          6,746,330
                                                     --------------
           FOOD RETAIL (0.7%)
  70,000   Albertson's, Inc........................       2,132,200
 114,000   Kroger Co.*.............................       2,268,600
  70,000   Safeway Inc.*...........................       2,043,300
  91,000   Winn-Dixie Stores, Inc..................       1,418,690
                                                     --------------
                                                          7,862,790
                                                     --------------
           FOOD: MAJOR DIVERSIFIED (1.6%)
  79,000   Campbell Soup Co........................       2,185,140
  70,000   General Mills, Inc......................       3,085,600
  62,000   Heinz (H.J.) Co.........................       2,548,200
  66,000   Kellogg Co..............................       2,366,760
  90,500   PepsiCo, Inc............................       4,362,100
 104,920   Sara Lee Corp...........................       2,165,549
  40,000   Unilever N.V. (Netherlands).............       2,592,000
                                                     --------------
                                                         19,305,349
                                                     --------------

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           FOOD: MEAT/FISH/ DAIRY (0.2%)
  91,000   ConAgra Foods Inc.......................  $    2,516,150
                                                     --------------
           FOOD: SPECIALTY/ CANDY (0.5%)
  42,400   Hershey Foods Corp......................       2,650,000
  64,000   Wrigley (Wm.) Jr. Co....................       3,542,400
                                                     --------------
                                                          6,192,400
                                                     --------------
           FOREST PRODUCTS (0.4%)
 195,100   Louisiana-Pacific Corp..................       2,066,109
  43,000   Weyerhaeuser Co.........................       2,745,550
                                                     --------------
                                                          4,811,659
                                                     --------------
           GAS DISTRIBUTORS (1.1%)
  57,000   Dynegy, Inc. (Class A)..................         410,400
  59,000   KeySpan Corp............................       2,221,350
  37,000   Kinder Morgan, Inc......................       1,406,740
  68,630   Nicor Inc...............................       3,139,822
  94,100   NiSource Inc............................       2,054,203
  60,000   Peoples Energy Corp.....................       2,187,600
  93,000   Sempra Energy...........................       2,058,090
                                                     --------------
                                                         13,478,205
                                                     --------------
           HOME BUILDING (1.1%)
  74,000   Centex Corp.............................       4,276,460
  80,000   KB HOME.................................       4,120,800
  76,000   Pulte Homes, Inc........................       4,368,480
                                                     --------------
                                                         12,765,740
                                                     --------------
           HOME FURNISHINGS (0.6%)
  84,000   Leggett & Platt, Inc....................       1,965,600
  75,000   Newell Rubbermaid, Inc..................       2,629,500
  96,000   Tupperware Corp.........................       1,995,840
                                                     --------------
                                                          6,590,940
                                                     --------------
           HOME IMPROVEMENT CHAINS (0.5%)
  44,000   Home Depot, Inc. (The)..................       1,616,120
  89,000   Lowe's Companies, Inc...................       4,040,600
                                                     --------------
                                                          5,656,720
                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002 CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           HOSPITAL/NURSING MANAGEMENT (1.1%)
  86,000   HCA Inc.................................  $    4,085,000
 104,000   Health Management Associates, Inc.
            (Class A)*.............................       2,095,600
  87,800   Manor Care, Inc.*.......................       2,019,400
  61,000   Tenet Healthcare Corp.*.................       4,364,550
                                                     --------------
                                                         12,564,550
                                                     --------------
           HOTELS/RESORTS/ CRUISELINES (0.7%)
  37,000   Carnival Corp...........................       1,024,530
 170,000   Hilton Hotels Corp......................       2,363,000
  80,720   Marriott International, Inc. (Class
            A).....................................       3,071,396
  46,600   Starwood Hotels & Resorts Worldwide,
            Inc....................................       1,532,674
                                                     --------------
                                                          7,991,600
                                                     --------------
           HOUSEHOLD/PERSONAL CARE (1.9%)
  89,000   Alberto-Culver Co. (Class B)............       4,254,200
  67,000   Avon Products, Inc......................       3,500,080
  58,000   Clorox Co...............................       2,398,300
  49,000   Colgate-Palmolive Co....................       2,452,450
  59,000   Gillette Co.............................       1,998,330
  57,000   International Flavors & Fragrances,
            Inc....................................       1,851,930
  46,500   Kimberly-Clark Corp.....................       2,883,000
  34,000   Procter & Gamble Co. (The)..............       3,036,200
                                                     --------------
                                                         22,374,490
                                                     --------------
           INDUSTRIAL CONGLOMERATES (1.7%)
  27,000   3M Co...................................       3,321,000
  74,000   General Electric Co.....................       2,149,700
  61,000   Honeywell International, Inc............       2,149,030
  49,000   Ingersoll Rand Co. (Class A)
            (Bermuda)..............................       2,237,340
  60,000   ITT Industries, Inc.....................       4,236,000
  41,980   Textron, Inc............................       1,968,862

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  76,000   Tyco International Ltd. (Bermuda).......  $    1,026,760
  46,000   United Technologies Corp................       3,123,400
                                                     --------------
                                                         20,212,092
                                                     --------------
           INDUSTRIAL MACHINERY (0.7%)
  46,000   Illinois Tool Works Inc.................       3,141,800
 193,000   McDermott International, Inc.*..........       1,563,300
  64,000   Parker-Hannifin Corp....................       3,058,560
                                                     --------------
                                                          7,763,660
                                                     --------------
           INDUSTRIAL SPECIALTIES (0.9%)
  77,000   Ecolab, Inc.............................       3,559,710
  52,400   Millipore Corp..........................       1,675,752
  38,000   PPG Industries, Inc.....................       2,352,200
 107,000   Sherwin-Williams Co.....................       3,202,510
                                                     --------------
                                                         10,790,172
                                                     --------------
           INFORMATION TECHNOLOGY SERVICES (0.7%)
  76,500   Citrix Systems, Inc.*...................         462,060
  46,000   Computer Sciences Corp.*................       2,198,800
  47,000   Electronic Data Systems Corp............       1,746,050
 116,000   PeopleSoft, Inc.*.......................       1,726,080
 219,900   Unisys Corp.*...........................       1,979,100
                                                     --------------
                                                          8,112,090
                                                     --------------
           INSURANCE BROKERS/ SERVICES (0.4%)
  77,070   AON Corp................................       2,272,024
  28,000   Marsh & McLennan Co., Inc...............       2,704,800
                                                     --------------
                                                          4,976,824
                                                     --------------
           INTEGRATED OIL (1.7%)
  37,000   Amerada Hess Corp.......................       3,052,500
  48,000   ChevronTexaco Corp......................       4,248,000
  78,100   Conoco Inc..............................       2,171,180
  72,000   Exxon Mobil Corp........................       2,946,240
  73,000   Phillips Petroleum Co...................       4,298,240

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002 CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  51,100   Royal Dutch Petroleum Co. (ADR)
            (Netherlands)..........................  $    2,824,297
                                                     --------------
                                                         19,540,457
                                                     --------------
           INTERNET SOFTWARE/ SERVICES (0.2%)
  90,600   Siebel Systems, Inc.*...................       1,288,332
  64,000   Yahoo! Inc.*............................         944,640
                                                     --------------
                                                          2,232,972
                                                     --------------
           INVESTMENT BANKS/ BROKERS (1.1%)
  56,300   Bear Stearns Companies, Inc. (The)......       3,445,560
  52,000   Lehman Brothers Holdings, Inc...........       3,251,040
  56,000   Merrill Lynch & Co., Inc................       2,268,000
  43,000   Morgan Stanley (Note 4).................       1,852,440
 148,000   Schwab (Charles) Corp...................       1,657,600
                                                     --------------
                                                         12,474,640
                                                     --------------
           INVESTMENT MANAGERS (0.5%)
  33,000   Franklin Resources, Inc.................       1,407,120
  63,000   Price (T.) Rowe Group, Inc..............       2,071,440
 120,000   Stilwell Financial, Inc.................       2,184,000
                                                     --------------
                                                          5,662,560
                                                     --------------
           LIFE/HEALTH INSURANCE (1.3%)
  92,000   AFLAC, Inc..............................       2,944,000
  64,500   Jefferson-Pilot Corp....................       3,031,500
  66,000   Lincoln National Corp...................       2,772,000
  71,000   MetLife, Inc............................       2,044,800
  81,600   Torchmark Corp..........................       3,117,120
  77,000   UnumProvident Corp......................       1,959,650
                                                     --------------
                                                         15,869,070
                                                     --------------
           MAJOR BANKS (3.6%)
  51,000   Bank of America Corp....................       3,588,360
  66,000   Bank of New York Co., Inc...............       2,227,500
  61,000   Bank One Corp...........................       2,347,280
  49,000   BB&T Corp...............................       1,891,400
  52,890   Comerica, Inc...........................       3,247,446

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  88,200   FleetBoston Financial Corp..............  $    2,853,270
  97,000   Huntington Bancshares, Inc..............       1,883,740
  89,000   KeyCorp.................................       2,429,700
  78,000   Mellon Financial Corp...................       2,451,540
  92,000   National City Corp......................       3,059,000
  53,000   PNC Financial Services Group............       2,770,840
 128,000   SouthTrust Corp.........................       3,343,360
  44,340   SunTrust Banks, Inc.....................       3,002,705
 110,500   Wachovia Corp...........................       4,218,890
  69,000   Wells Fargo & Co........................       3,454,140
                                                     --------------
                                                         42,769,171
                                                     --------------
           MAJOR TELECOMMUNICATIONS (1.0%)
  45,000   ALLTEL Corp.............................       2,115,000
 128,000   AT&T Corp...............................       1,369,600
  71,000   BellSouth Corp..........................       2,236,500
  68,000   SBC Communications, Inc.................       2,074,000
 102,000   Sprint Corp. (FON Group)................       1,082,220
  76,000   Verizon Communications Inc..............       3,051,400
                                                     --------------
                                                         11,928,720
                                                     --------------
           MANAGED HEALTH CARE (1.3%)
  39,000   Aetna Inc...............................       1,870,830
  32,000   CIGNA Corp..............................       3,117,440
 167,000   Humana, Inc.*...........................       2,610,210
  48,000   UnitedHealth Group Inc..................       4,394,400
  42,000   Wellpoint Health Networks, Inc.*........       3,268,020
                                                     --------------
                                                         15,260,900
                                                     --------------
           MEDIA CONGLOMERATES (0.5%)
  64,000   AOL Time Warner Inc.*...................         941,440
  82,000   Disney (Walt) Co. (The).................       1,549,800
  69,000   Viacom, Inc. (Class B) (Non-Voting)*....       3,061,530
                                                     --------------
                                                          5,552,770
                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002 CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           MEDICAL DISTRIBUTORS (0.6%)
  25,000   AmerisourceBergen Corp..................  $    1,900,000
  52,000   Cardinal Health, Inc....................       3,193,320
  60,000   McKesson Corp...........................       1,962,000
                                                     --------------
                                                          7,055,320
                                                     --------------
           MEDICAL SPECIALTIES (2.8%)
  84,800   Applera Corp. - Applied Biosystems
            Group..................................       1,652,752
  64,000   Bard (C.R.), Inc........................       3,621,120
  52,000   Bausch & Lomb, Inc......................       1,760,200
  74,000   Baxter International, Inc...............       3,289,300
  71,000   Becton, Dickinson & Co..................       2,445,950
 123,000   Biomet, Inc.............................       3,335,760
 102,000   Boston Scientific Corp.*................       2,990,640
  71,000   Guidant Corp.*..........................       2,146,330
  52,000   Medtronic, Inc..........................       2,228,200
 107,000   Pall Corp...............................       2,220,250
  55,000   St. Jude Medical, Inc.*.................       4,061,750
  29,000   Stryker Corp............................       1,551,790
  32,600   Zimmer Holdings, Inc.*..................       1,162,516
                                                     --------------
                                                         32,466,558
                                                     --------------
           MISCELLANEOUS COMMERCIAL SERVICES (0.2%)
  59,000   Sabre Holdings Corp.*...................       2,112,200
                                                     --------------
           MISCELLANEOUS MANUFACTURING (0.6%)
 116,000   Crane Co................................       2,944,080
  32,000   Danaher Corp............................       2,123,200
  58,000   Dover Corp..............................       2,030,000
                                                     --------------
                                                          7,097,280
                                                     --------------
           MOTOR VEHICLES (0.5%)
 137,000   Ford Motor Co...........................       2,192,000
  37,000   General Motors Corp.....................       1,977,650
  44,000   Harley-Davidson, Inc....................       2,255,880
                                                     --------------
                                                          6,425,530
                                                     --------------

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           MULTI-LINE INSURANCE (1.1%)
  61,000   American International Group, Inc.......  $    4,162,030
  50,000   Hartford Financial Services Group, Inc.
            (The)..................................       2,973,500
  58,000   Loews Corp..............................       3,114,600
  73,000   Safeco Corp.............................       2,254,970
                                                     --------------
                                                         12,505,100
                                                     --------------
           OFFICE EQUIPMENT/ SUPPLIES (0.4%)
  44,000   Avery Dennison Corp.....................       2,761,000
  52,000   Pitney Bowes, Inc.......................       2,065,440
                                                     --------------
                                                          4,826,440
                                                     --------------
           OIL & GAS PIPELINES (0.2%)
  90,000   El Paso Corp............................       1,854,900
  83,000   Williams Companies, Inc. (The)..........         497,170
                                                     --------------
                                                          2,352,070
                                                     --------------
           OIL & GAS PRODUCTION (1.7%)
  56,000   Anardarko Petroleum Corp................       2,760,800
  63,800   Apache Corp.............................       3,667,224
  64,500   Burlington Resources, Inc...............       2,451,000
  41,000   Devon Energy Corp.......................       2,020,480
  42,000   EOG Resources, Inc......................       1,667,400
  48,000   Kerr-McGee Corp.........................       2,570,400
  95,000   Occidental Petroleum Corp...............       2,849,050
  71,000   Unocal Corp.............................       2,622,740
                                                     --------------
                                                         20,609,094
                                                     --------------
           OIL REFINING/ MARKETING (0.6%)
  52,000   Ashland, Inc............................       2,106,000
  85,750   Marathon Oil Corp.......................       2,325,540
  72,000   Sunoco, Inc.............................       2,565,360
                                                     --------------
                                                          6,996,900
                                                     --------------
           OILFIELD SERVICES/ EQUIPMENT (0.7%)
  92,000   Baker Hughes Inc........................       3,062,680

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002 CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  36,000   BJ Services Co.*........................  $    1,219,680
 132,000   Halliburton Co..........................       2,104,080
  43,000   Schlumberger Ltd........................       1,999,500
                                                     --------------
                                                          8,385,940
                                                     --------------
           OTHER CONSUMER SERVICES (0.7%)
  34,000   Apollo Group, Inc. (Class A)*...........       1,339,940
  95,000   Block (H.&R.), Inc......................       4,384,250
 137,000   Cendant Corp.*..........................       2,175,560
                                                     --------------
                                                          7,899,750
                                                     --------------
           OTHER CONSUMER SPECIALTIES (0.3%)
  58,000   Fortune Brands, Inc.....................       3,248,000
                                                     --------------
           OTHER METALS/ MINERALS (0.4%)
 104,500   Inco Ltd. (Canada)*.....................       2,365,880
  53,000   Phelps Dodge Corp.......................       2,183,600
                                                     --------------
                                                          4,549,480
                                                     --------------
           PACKAGED SOFTWARE (1.5%)
  52,000   Adobe Systems, Inc......................       1,482,000
 158,308   Autodesk, Inc...........................       2,097,581
  92,000   BMC Software, Inc.*.....................       1,527,200
  96,000   Computer Associates International,
            Inc....................................       1,525,440
 134,000   Compuware Corp.*........................         813,380
  44,000   Intuit Inc.*............................       2,187,680
  85,380   Mercury Interactive Corp.*..............       1,960,325
  30,000   Microsoft Corp.*........................       1,623,600
 204,500   Novell, Inc.*...........................         656,445
 172,000   Oracle Corp.*...........................       1,628,840
 156,000   Parametric Technology Corp.*............         558,324
 161,000   Rational Software Corp.*................       1,321,810
  28,754   VERITAS Software Corp.*.................         569,042
                                                     --------------
                                                         17,951,667
                                                     --------------

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           PERSONNEL SERVICES (0.2%)
  66,000   Robert Half International, Inc.*........  $    1,537,800
  64,000   TMP Worldwide, Inc.*....................       1,376,000
                                                     --------------
                                                          2,913,800
                                                     --------------
           PHARMACEUTICALS: GENERIC DRUGS (0.1%)
  50,000   Watson Pharmaceuticals, Inc.*...........       1,263,500
                                                     --------------
           PHARMACEUTICALS: MAJOR (2.0%)
  69,000   Abbott Laboratories.....................       2,597,850
  82,000   Bristol-Myers Squibb Co.................       2,107,400
  77,000   Johnson & Johnson.......................       4,024,020
  33,600   Lilly (Eli) & Co........................       1,895,040
  43,000   Merck & Co., Inc........................       2,177,520
  88,000   Pfizer, Inc.............................       3,080,000
  69,000   Pharmacia Corp..........................       2,584,050
  74,000   Schering-Plough Corp....................       1,820,400
  54,000   Wyeth...................................       2,764,800
                                                     --------------
                                                         23,051,080
                                                     --------------
           PHARMACEUTICALS: OTHER (0.6%)
  43,000   Allergan, Inc...........................       2,870,250
  23,000   Forest Laboratories, Inc.*..............       1,628,400
  95,000   King Pharmaceuticals, Inc.*.............       2,113,750
                                                     --------------
                                                          6,612,400
                                                     --------------
           PRECIOUS METALS (1.0%)
 207,000   Barrick Gold Corp. (Canada).............       3,930,930
 165,000   Freeport-McMoRan Copper & Gold, Inc.
            (Class B)*.............................       2,945,250
  96,000   Newmont Mining Corp.....................       2,527,680
 198,000   Placer Dome Inc. (Canada)...............       2,219,580
                                                     --------------
                                                         11,623,440
                                                     --------------
           PROPERTY - CASUALTY INSURERS (1.4%)
  46,000   ACE, Ltd. (Bermuda).....................       1,453,600

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002 CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  81,000   Allstate Corp. (The)....................  $    2,995,380
  43,000   Chubb Corp. (The).......................       3,044,400
  45,000   Cincinnati Financial Corp...............       2,093,850
  57,000   Progressive Corp. (The).................       3,297,450
  74,000   St. Paul Companies, Inc. (The)..........       2,880,080
  14,000   XL Capital Ltd. (Class A) (Bermuda).....       1,185,800
                                                     --------------
                                                         16,950,560
                                                     --------------
           PUBLISHING: BOOKS/ MAGAZINES (0.3%)
  78,600   Meredith Corp...........................       3,014,310
                                                     --------------
           PUBLISHING: NEWSPAPERS (1.2%)
  45,000   Dow Jones & Co., Inc....................       2,180,250
  41,000   Gannett Co., Inc........................       3,111,900
  50,460   Knight-Ridder, Inc......................       3,176,457
  66,000   New York Times Co. (The) (Class A)......       3,399,000
  61,000   Tribune Co..............................       2,653,500
                                                     --------------
                                                         14,521,107
                                                     --------------
           PULP & PAPER (1.0%)
  52,000   Boise Cascade Corp......................       1,795,560
  83,680   Georgia-Pacific Corp....................       2,056,854
  79,779   International Paper Co..................       3,476,769
 131,020   MeadWestvaco Corp.......................       4,397,031
                                                     --------------
                                                         11,726,214
                                                     --------------
           RAILROADS (0.7%)
  68,500   Burlington Northern Santa Fe Corp.......       2,055,000
  50,500   CSX Corp................................       1,770,025
  90,000   Norfolk Southern Corp...................       2,104,200
  44,900   Union Pacific Corp......................       2,841,272
                                                     --------------
                                                          8,770,497
                                                     --------------
           REAL ESTATE INVESTMENT TRUSTS (0.6%)
  72,000   Equity Office Properties Trust..........       2,167,200
  72,000   Equity Residential......................       2,070,000

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  66,500   Plum Creek Timber Co., Inc..............  $    2,041,550
  31,000   Simon Property Group, Inc...............       1,142,040
                                                     --------------
                                                          7,420,790
                                                     --------------
           RECREATIONAL PRODUCTS (0.9%)
  79,000   Brunswick Corp..........................       2,212,000
  50,000   Eastman Kodak Co........................       1,458,500
 120,000   Hasbro, Inc.............................       1,627,200
  34,000   International Game Technology*..........       1,927,800
 134,400   Mattel, Inc.............................       2,833,152
                                                     --------------
                                                         10,058,652
                                                     --------------
           REGIONAL BANKS (1.9%)
  80,000   AmSouth Bancorporation..................       1,790,400
  64,000   Fifth Third Bancorp.....................       4,265,600
  36,000   First Tennessee National Corp...........       1,378,800
  38,900   Marshall & Ilsley Corp..................       1,203,177
  48,320   Northern Trust Corp.....................       2,128,979
  54,000   Regions Financial Corp..................       1,898,100
  92,000   Synovus Financial Corp..................       2,531,840
 140,000   U.S. Bancorp............................       3,269,000
  69,000   Union Planters Corp.....................       2,233,530
  39,000   Zions Bancorporation....................       2,031,900
                                                     --------------
                                                         22,731,326
                                                     --------------
           RESTAURANTS (1.3%)
 174,000   Darden Restaurants, Inc.................       4,297,800
  77,000   McDonald's Corp.........................       2,190,650
  53,000   Starbucks Corp.*........................       1,317,050
  95,000   Wendy's International, Inc..............       3,783,850
 124,000   Yum! Brands, Inc.*......................       3,627,000
                                                     --------------
                                                         15,216,350
                                                     --------------
           SAVINGS BANKS (0.9%)
  48,000   Charter One Financial, Inc..............       1,650,240
  61,500   Golden West Financial Corp..............       4,229,970
 113,000   Washington Mutual, Inc..................       4,193,430
                                                     --------------
                                                         10,073,640
                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002 CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           SEMICONDUCTORS (1.5%)
 177,000   Advanced Micro Devices, Inc.*...........  $    1,720,440
 103,600   Altera Corp.*...........................       1,408,960
  64,000   Analog Devices, Inc.*...................       1,900,800
 138,000   Applied Micro Circuits Corp.*...........         652,740
  24,000   Broadcom Corp. (Class A)*...............         420,960
  92,120   Intel Corp..............................       1,683,032
  22,000   Linear Technology Corp..................         691,460
  71,400   LSI Logic Corp.*........................         624,750
  15,400   Maxim Integrated Products, Inc.*........         590,282
  90,000   Micron Technology, Inc.*................       1,819,800
  65,000   National Semiconductor Corp.*...........       1,896,050
  78,000   NVIDIA Corp.*...........................       1,340,040
 106,000   PMC - Sierra, Inc.*.....................         982,620
  77,000   Texas Instruments, Inc..................       1,824,900
 143,000   Vitesse Semiconductor Corp.*............         451,880
  10,000   Xilinx, Inc.*...........................         224,300
                                                     --------------
                                                         18,233,014
                                                     --------------
           SERVICES TO THE HEALTH INDUSTRY (0.5%)
 187,000   Healthsouth Corp.*......................       2,391,730
 107,000   IMS Health Inc..........................       1,920,650
 172,672   Quintiles Transnational Corp.*..........       2,156,673
                                                     --------------
                                                          6,469,053
                                                     --------------
           SPECIALTY INSURANCE (0.8%)
  27,000   Ambac Financial Group, Inc..............       1,814,400
  70,500   MBIA, Inc...............................       3,985,365
  45,200   MGIC Investment Corp....................       3,064,560
                                                     --------------
                                                          8,864,325
                                                     --------------
           SPECIALTY STORES (1.3%)
  55,000   AutoZone, Inc.*.........................       4,251,500
 109,000   Bed Bath & Beyond Inc.*.................       4,113,660

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

 135,000   Office Depot, Inc.*.....................  $    2,268,000
  80,000   Staples, Inc.*..........................       1,576,000
  59,500   Tiffany & Co............................       2,094,400
  88,000   Toys 'R' Us, Inc.*......................       1,537,360
                                                     --------------
                                                         15,840,920
                                                     --------------
           SPECIALTY TELECOMMUNICATIONS (0.1%)
  16,500   CenturyTel, Inc.........................         486,750
 135,500   Citizens Communications Co.*............       1,132,780
                                                     --------------
                                                          1,619,530
                                                     --------------
           STEEL (0.8%)
 129,000   Allegheny Technologies Inc..............       2,038,200
  42,000   Nucor Corp..............................       2,731,680
  99,000   United States Steel Corp................       1,969,110
 165,000   Worthington Industries, Inc.............       2,986,500
                                                     --------------
                                                          9,725,490
                                                     --------------
           TELECOMMUNICATION EQUIPMENT (1.0%)
 113,100   ADC Telecommunications, Inc.*...........         258,999
 153,000   Andrew Corp.*...........................       2,192,490
 130,000   CIENA Corp.*............................         544,700
  70,800   Comverse Technology, Inc.*..............         655,608
 170,000   Corning Inc.*...........................         603,500
 134,000   Lucent Technologies Inc.*...............         222,440
 147,000   Motorola, Inc...........................       2,119,740
 107,000   Nortel Networks Corp. (Canada)*.........         155,150
  72,380   QUALCOMM Inc.*..........................       1,989,726
 128,000   Scientific-Atlanta, Inc.................       2,105,600
 172,000   Tellabs, Inc.*..........................       1,087,040
                                                     --------------
                                                         11,934,993
                                                     --------------
           TOBACCO (0.6%)
  84,420   Philip Morris Companies, Inc............       3,687,466
  83,000   UST, Inc................................       2,822,000
                                                     --------------
                                                          6,509,466
                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002 CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           TOOLS/HARDWARE (0.6%)
  47,000   Black & Decker Corp. (The)..............  $    2,265,400
  70,000   Snap-On, Inc............................       2,078,300
  72,000   Stanley Works (The).....................       2,952,720
                                                     --------------
                                                          7,296,420
                                                     --------------
           TRUCKS/CONSTRUCTION/FARM
           MACHINERY (1.1%)
  54,500   Caterpillar, Inc........................       2,667,775
  47,000   Cummins Inc.............................       1,555,700
  49,460   Deere & Co..............................       2,369,134
  71,000   Navistar International Corp.*...........       2,272,000
  87,000   PACCAR, Inc.............................       3,861,930
                                                     --------------
                                                         12,726,539
                                                     --------------
           WHOLESALE DISTRIBUTORS (0.4%)
  60,710   Genuine Parts Co........................       2,116,958
  49,000   Grainger (W.W.), Inc....................       2,454,900
                                                     --------------
                                                          4,571,858
                                                     --------------
           WIRELESS TELECOMMUNICATIONS (0.1%)
 161,000   AT&T Wireless Services Inc.*............         941,850
 111,000   Nextel Communications, Inc. (Class
            A)*....................................         356,310
  77,000   Sprint Corp. (PCS Group)*...............         344,190
                                                     --------------
                                                          1,642,350
                                                     --------------
           Total Common Stocks
            (COST $707,549,436)....................   1,152,194,283
                                                     --------------
PRINCIPAL
AMOUNT IN
THOUSANDS                                                VALUE

-------------------------------------------------------------------

           Short-Term Investment (2.4%)
           Repurchase Agreement
$ 28,747   Joint repurchase agreement account 1.95%
           due 07/01/02 (dated 06/28/02; proceeds
           $28,751,671) (a)
           (COST $28,747,000)......................  $   28,747,000
                                                     --------------

  Total Investments
   (COST $736,296,436) (b)................   100.1%  1,180,941,283
  Liabilities in Excess of other Assets...    (0.1)     (1,429,297)
                                            ------  --------------
  Net Assets..............................   100.0% $1,179,511,986
                                            ======  ==============

---------------------------------------------------

 ADR  AMERICAN DEPOSITORY RECEIPT.
  *   NON-INCOME PRODUCING SECURITY.
 (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $500,180,393 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $55,535,546, RESULTING IN NET UNREALIZED APPRECIATION OF $444,644,847.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
JUNE 30, 2002

Assets:
Investments in securities, at value
 (cost $736,296,436)........................................  $ 1,180,941,283
Cash........................................................          316,796
Receivable for:
  Investments sold..........................................        4,777,389
  Shares of beneficial interest sold........................        3,313,240
  Dividends.................................................        1,353,461
Prepaid expenses and other assets...........................           83,938
                                                              ---------------
    Total Assets............................................    1,190,786,107
                                                              ---------------
Liabilities:
Payable for:
  Investments purchased.....................................        8,858,096
  Distribution fee..........................................          898,455
  Shares of beneficial interest repurchased.................          881,966
  Investment management fee.................................          461,696
Accrued expenses and other payables.........................          173,908
                                                              ---------------
    Total Liabilities.......................................       11,274,121
                                                              ---------------
    Net Assets..............................................  $ 1,179,511,986
                                                              ===============
Composition of Net Assets:
Paid-in-capital.............................................  $   735,032,423
Net unrealized appreciation.................................      444,644,847
Dividends in excess of net investment income................          (72,154)
Distributions in excess of net realized gain................          (93,130)
                                                              ---------------
    Net Assets..............................................  $ 1,179,511,986
                                                              ===============
Class A Shares:
Net Assets..................................................      $19,625,422
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...          663,278
    Net Asset Value Per Share...............................  $         29.59
                                                              ===============
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE).........  $         31.23
                                                              ===============
Class B Shares:
Net Assets..................................................   $1,037,038,592
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...       35,106,901
    Net Asset Value Per Share...............................  $         29.54
                                                              ===============
Class C Shares:
Net Assets..................................................      $23,962,409
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...          820,095
    Net Asset Value Per Share...............................  $         29.22
                                                              ===============
Class D Shares:
Net Assets..................................................      $98,885,563
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...        3,336,819
    Net Asset Value Per Share...............................  $         29.63
                                                              ===============

Statement of Operations
FOR THE YEAR ENDED JUNE 30, 2002

Net Investment Income:
Income
Dividends (net of $34,914 foreign withholding
 tax).............................................  $ 17,451,110
Interest..........................................       511,100
                                                    ------------
    Total Income..................................    17,962,210
                                                    ------------
Expenses
Distribution fee (Class A shares).................        44,060
Distribution fee (Class B shares).................    10,506,538
Distribution fee (Class C shares).................       167,158
Investment management fee.........................     5,345,377
Transfer agent fees and expenses..................     1,013,937
Shareholder reports and notices...................        95,969
Registration fees.................................        83,971
Custodian fees....................................        58,469
Professional fees.................................        56,761
Trustees' fees and expenses.......................        21,299
Other.............................................       185,970
                                                    ------------
    Total Expenses................................    17,579,509
                                                    ------------
    Net Investment Income.........................       382,701
                                                    ------------
Net Realized and Unrealized Gain (Loss):
Net realized gain.................................       534,440
Net change in unrealized appreciation.............   (90,096,027)
                                                    ------------
    Net Loss......................................   (89,561,587)
                                                    ------------
Net Decrease......................................  $(89,178,886)
                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                           FOR THE YEAR    FOR THE YEAR
                                              ENDED           ENDED
                                          JUNE 30, 2002   JUNE 30, 2001
                                          --------------  --------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................  $      382,701  $    1,425,226
Net realized gain.......................         534,440       1,867,053
Net change in unrealized appreciation...     (90,096,027)    124,920,895
                                          --------------  --------------
    Net Increase (Decrease).............     (89,178,886)    128,213,174
                                          --------------  --------------
Dividends and Distributions to
 Shareholders from:
Net investment income
  Class A shares........................        (184,473)       (139,886)
  Class B shares........................        (746,524)     (3,841,736)
  Class C shares........................        (106,386)        (28,679)
  Class D shares........................        (779,763)       (384,057)
Net realized gain
  Class A shares........................         (20,803)     (3,306,522)
  Class B shares........................      (1,370,991)   (186,083,008)
  Class C shares........................         (20,684)     (1,382,717)
  Class D shares........................         (63,962)     (7,658,783)
                                          --------------  --------------
    Total Dividends and Distributions...      (3,293,586)   (202,825,388)
                                          --------------  --------------

Net increase from transactions in shares
 of beneficial interest.................     133,995,563      36,800,277
                                          --------------  --------------

    Net Increase (Decrease).............      41,523,091     (37,811,937)

Net Assets:
Beginning of period.....................   1,137,988,895   1,175,800,832
                                          --------------  --------------
End of Period (Including dividends in
 excess of net investment income of
 $72,154 and accumulated undistributed
 net investment income of $1,358,416,
 respectively)..........................  $1,179,511,986  $1,137,988,895
                                          ==============  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2002

1. Organization and Accounting Policies
Morgan Stanley Value-Added Market Series -- Equity Portfolio (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income. The Fund seeks to achieve its objective by investing, on an equally-weighted basis, in a diversified portfolio of common stocks of the companies which are included in the Standard & Poor's 500 Composite Stock Price Index. The Fund was organized as a Massachusetts business trust on May 27, 1987 and commenced operations on December 1, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the

Morgan Stanley Value-Added Market Series -- Equity Portfolio
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2002 CONTINUED

61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

Morgan Stanley Value-Added Market Series -- Equity Portfolio
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2002 CONTINUED

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.45% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.425% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.40% to the portion of daily net assets in excess of $2 billion.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of:
(a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $59,279,895 at June 30, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended June 30, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

Morgan Stanley Value-Added Market Series -- Equity Portfolio
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2002 CONTINUED

The Distributor has informed the Fund that for the year ended June 30, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of approximately $10, $776,953 and $4,848, respectively and received approximately $159,445 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended June 30, 2002 aggregated $205,352,447 and $96,720,257, respectively. Included in the aforementioned purchases of portfolio securities are purchases of common stock of Morgan Stanley, an affiliate of the Investment Manager and Distributor of $323,440.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2002, the Fund had transfer agent fees and expenses payable of approximately $2,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 2002 included in Trustees fees and expenses in the Statement of Operations amounted to $9,197. At June 30, 2002, the Fund had an accrued pension liability of $72,154 which is included in accrued expenses in the statement of Assets and Liabilities.

5. Federal Income Tax Status
As of June 30, 2002, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences due to a nondeductible expense. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and dividends in excess of net investment income was credited $3,875.

Morgan Stanley Value-Added Market Series -- Equity Portfolio
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2002 CONTINUED

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                       FOR THE YEAR                FOR THE YEAR
                                          ENDED                       ENDED
                                      JUNE 30, 2002               JUNE 30, 2001
                                --------------------------  --------------------------
                                  SHARES        AMOUNT        SHARES        AMOUNT
                                -----------  -------------  -----------  -------------
CLASS A SHARES
Sold..........................      544,649  $  17,155,873      946,320  $  29,458,271
Reinvestment of dividends and
 distributions................        6,428        192,060      107,463      3,219,595
Redeemed......................     (531,653)   (16,243,901)    (941,182)   (29,208,345)
                                -----------  -------------  -----------  -------------
Net increase -- Class A.......       19,424      1,104,032      112,601      3,469,521
                                -----------  -------------  -----------  -------------
CLASS B SHARES
Sold..........................    7,931,343    244,668,498    4,185,457    136,964,561
Reinvestment of dividends and
 distributions................       61,073      1,829,154    5,561,204    166,446,820
Redeemed......................   (7,116,368)  (217,131,130)  (7,245,307)  (243,350,551)
                                -----------  -------------  -----------  -------------
Net increase -- Class B.......      876,048     29,366,522    2,501,354     60,060,830
                                -----------  -------------  -----------  -------------
CLASS C SHARES
Sold..........................      590,487     17,944,645      133,505      4,236,062
Reinvestment of dividends and
 distributions................        3,982        117,997       45,511      1,354,857
Redeemed......................     (122,726)    (3,711,602)     (70,302)    (2,356,881)
                                -----------  -------------  -----------  -------------
Net increase -- Class C.......      471,743     14,351,040      108,714      3,234,038
                                -----------  -------------  -----------  -------------
CLASS D SHARES
Sold..........................    3,435,767    105,765,436      616,819     20,165,916
Reinvestment of dividends and
 distributions................       23,149        691,696      266,600      8,008,667
Redeemed......................     (559,470)   (17,283,163)  (1,770,477)   (58,138,695)
                                -----------  -------------  -----------  -------------
Net increase (decrease) --
 Class D......................    2,899,446     89,173,969     (887,058)   (29,964,112)
                                -----------  -------------  -----------  -------------
Net increase in Fund..........    4,266,661  $ 133,995,563    1,835,611  $  36,800,277
                                ===========  =============  ===========  =============

Morgan Stanley Value-Added Market Series -- Equity Portfolio
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                   FOR THE PERIOD
                                       FOR THE YEAR ENDED JUNE 30                  JULY 28, 1997*
                           ---------------------------------------------------        THROUGH
                             2002          2001          2000          1999        JUNE 30, 1998
                           ---------     ---------     ---------     ---------     --------------
Class A Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....    $32.08        $34.80        $40.58        $38.63          $34.79
                             ------        ------        ------        ------          ------
Income (loss) from
 investment operations:
  Net investment
   income++..............      0.23          0.27          0.34          0.35            0.30
  Net realized and
   unrealized gain
   (loss)................     (2.32)         3.57         (1.76)         4.55            5.07
                             ------        ------        ------        ------          ------
Total income (loss) from
 investment operations...     (2.09)         3.84         (1.42)         4.90            5.37
                             ------        ------        ------        ------          ------

Less dividends and
 distributions from:
  Net investment
   income................     (0.36)        (0.27)        (0.31)        (0.34)          (0.23)
  Net realized gain......     (0.04)        (6.29)        (4.05)        (2.61)          (1.30)
                             ------        ------        ------        ------          ------
Total dividends and
 distributions...........     (0.40)        (6.56)        (4.36)        (2.95)          (1.53)
                             ------        ------        ------        ------          ------

Net asset value, end of
 period..................    $29.59        $32.08        $34.80        $40.58          $38.63
                             ======        ======        ======        ======          ======

Total Return+............     (6.53)%       12.37%        (3.11)%       14.17%          16.01%(1)

Ratios to Average Net
 Assets:
Expenses.................      0.85 %(3)     0.84%(3)      0.83 %(3)     0.80%(3)        0.83%(2)
Net investment income....      0.73 %(3)     0.83%(3)      0.93 %(3)     0.87%(3)        0.87%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....   $19,625       $20,652       $18,489       $25,187         $18,422
Portfolio turnover
 rate....................         9 %           5%           11 %          13%             18%

---------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
FINANCIAL HIGHLIGHTS CONTINUED

                                                      FOR THE YEAR ENDED JUNE 30
                           --------------------------------------------------------------------------------
                               2002             2001             2000             1999            1998*
                           ------------     ------------     ------------     ------------     ------------
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....       $31.91           $34.76           $40.50           $38.54           $32.96
                                ------           ------           ------           ------           ------
Income (loss) from
 investment operations:
  Net investment income
   (loss)++..............        (0.01)            0.03             0.10             0.11             0.13
  Net realized and
   unrealized gain
   (loss)................        (2.30)            3.54            (1.74)            4.57             6.89
                                ------           ------           ------           ------           ------
Total income (loss) from
 investment operations...        (2.31)            3.57            (1.64)            4.68             7.02
                                ------           ------           ------           ------           ------
Less dividends and
 distributions from:
  Net investment
   income................        (0.02)           (0.13)           (0.05)           (0.11)           (0.14)
  Net realized gain......        (0.04)           (6.29)           (4.05)           (2.61)           (1.30)
                                ------           ------           ------           ------           ------
Total dividends and
 distributions...........        (0.06)           (6.42)           (4.10)           (2.72)           (1.44)
                                ------           ------           ------           ------           ------
Net asset value, end of
 period..................       $29.54           $31.91           $34.76           $40.50           $38.54
                                ======           ======           ======           ======           ======
Total Return+............        (7.23)%          11.50%           (3.73)%          13.47%           21.84%

Ratios to Average Net
 Assets:
Expenses.................         1.60 %(1)        1.59%(1)         1.48 %(1)        1.42%(1)         1.36%
Net investment income
 (loss)..................        (0.02)%(1)        0.08%(1)         0.28 %(1)        0.25%(1)         0.35%
Supplemental Data:
Net assets, end of
 period, in thousands....   $1,037,039       $1,092,195       $1,102,819       $1,497,116       $1,628,435
Portfolio turnover
 rate....................            9 %              5%              11 %             13%              18%

---------------------

  * PRIOR TO JULY 28, 1997, THE FUND ISSUED ONE CLASS OF SHARES. ALL SHARES OF THE FUND HELD PRIOR TO THAT DATE, OTHER THAN SHARES THEN HELD BY CERTAIN EMPLOYEE BENEFIT PLANS, HAVE BEEN DESIGNATED AS CLASS B SHARES.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                   FOR THE PERIOD
                                       FOR THE YEAR ENDED JUNE 30                  JULY 28, 1997*
                           ---------------------------------------------------        THROUGH
                             2002          2001          2000          1999        JUNE 30, 1998
                           ---------     ---------     ---------     ---------     --------------
Class C Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....    $31.76        $34.61        $40.33        $38.46          $34.79
                             ------        ------        ------        ------          ------
Income (loss) from
 investment operations:
  Net investment income
   (loss)++..............     (0.01)         0.04          0.09          0.04            0.04
  Net realized and
   unrealized gain
   (loss)................     (2.28)         3.53         (1.73)         4.56            5.07
                             ------        ------        ------        ------          ------
Total income (loss) from
 investment operations...     (2.29)         3.57         (1.64)         4.60            5.11
                             ------        ------        ------        ------          ------

Less dividends and
 distributions from:
  Net investment
   income................     (0.21)        (0.13)        (0.03)        (0.12)          (0.14)
  Net realized gain......     (0.04)        (6.29)        (4.05)        (2.61)          (1.30)
                             ------        ------        ------        ------          ------
Total dividends and
 distributions...........     (0.25)        (6.42)        (4.08)        (2.73)          (1.44)
                             ------        ------        ------        ------          ------

Net asset value, end of
 period..................    $29.22        $31.76        $34.61        $40.33          $38.46
                             ======        ======        ======        ======          ======

Total Return+............     (7.23)%       11.57%        (3.76)%       13.31%          15.22%(1)

Ratios to Average Net
 Assets:
Expenses.................      1.60 %(3)     1.54%(3)      1.50 %(3)     1.57%(3)        1.58%(2)
Net investment income
 (loss)..................     (0.02)%(3)     0.13%(3)      0.26 %(3)     0.10%(3)        0.12%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....   $23,962       $11,063        $8,294       $10,748          $8,977
Portfolio turnover
 rate....................         9 %           5%           11 %          13%             18%

---------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                   FOR THE PERIOD
                                       FOR THE YEAR ENDED JUNE 30                  JULY 28, 1997*
                           ---------------------------------------------------        THROUGH
                             2002          2001          2000          1999        JUNE 30, 1998
                           ---------     ---------     ---------     ---------     --------------
Class D Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....    $32.19        $34.88        $40.65        $38.69          $34.79
                             ------        ------        ------        ------          ------
Income (loss) from
 investment operations:
  Net investment
   income++..............      0.30          0.38          0.42          0.47            0.40
  Net realized and
   unrealized gain
   (loss)................     (2.33)         3.54         (1.76)         4.52            5.06
                             ------        ------        ------        ------          ------
Total income (loss) from
 investment operations...     (2.03)         3.92         (1.34)         4.99            5.46
                             ------        ------        ------        ------          ------

Less dividends and
 distributions from:
  Net investment
   income................     (0.49)        (0.32)        (0.38)        (0.42)          (0.26)
  Net realized gain......     (0.04)        (6.29)        (4.05)        (2.61)          (1.30)
                             ------        ------        ------        ------          ------
Total dividends and
 distributions...........     (0.53)        (6.61)        (4.43)        (3.03)          (1.56)
                             ------        ------        ------        ------          ------

Net asset value, end of
 period..................    $29.63        $32.19        $34.88        $40.65          $38.69
                             ======        ======        ======        ======          ======

Total Return+............     (6.28)%       12.59%        (2.89)%       14.43%          16.27%(1)

Ratios to Average Net
 Assets:
Expenses.................      0.60 %(3)     0.60%(3)      0.59 %(3)     0.59%(3)        0.58%(2)
Net investment income....      0.98 %(3)     1.07%(3)      1.17 %(3)     1.08%(3)        1.17%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....   $98,886       $14,078       $46,199       $56,541         $44,290
Portfolio turnover
 rate....................         9 %           5%           11 %          13%             18%

---------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Value-Added Market Series -- Equity Portfolio
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley Value-Added Market Series -- Equity Portfolio:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Value-Added Market Series -- Equity Portfolio (the "Fund"), including the portfolio of investments, as of June 30, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Value-Added Market Series -- Equity Portfolio as of June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2002

Morgan Stanley Value-Added Market Series -- Equity Portfolio
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                            Number of
                                                                                                            Portfolios
                                             Term of                                                         in Fund
                           Position(s)     Office and                                                        Complex
Name, Age and Address of    Held with       Length of                                                        Overseen
   Independent Trustee     Registrant     Time Served*    Principal Occupation(s) During Past 5 Years      by Trustee**
-------------------------  -----------   ---------------  -------------------------------------------  --------------------
Michael Bozic (61)         Trustee       Trustee since    Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 April 1994       Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly Vice Chairman of Kmart Corporation
Counsel to the                                            (December 1998-October 2000), Chairman and
Independent Trustees                                      Chief Executive Officer of Levitz Furniture
1675 Broadway                                             Corporation (November 1995-November 1998)
New York, NY                                              and President and Chief Executive Officer
                                                          of Hills Department Stores (May 1991-July
                                                          1995); formerly variously Chairman, Chief
                                                          Executive Officer, President and Chief
                                                          Operating Officer (1987-1991) of the Sears
                                                          Merchandise Group of Sears, Roebuck & Co.
Edwin J. Garn (69)         Trustee       Trustee since    Director or Trustee of the Morgan Stanley                 129
c/o Summit Ventures LLC                  January 1993     Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                                             United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                        and Chairman, Senate Banking Committee
Salt Lake City, UT                                        (1980-1986); formerly Mayor of Salt Lake
                                                          City, Utah (1971-1974); formerly Astronaut,
                                                          Space Shuttle Discovery (April 12-19,
                                                          1985); Vice Chairman, Huntsman Corporation
                                                          (chemical company); member of the Utah
                                                          Regional Advisory Board of Pacific Corp.
Wayne E. Hedien (68)       Trustee       Trustee since    Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 September 1997   Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly associated with the Allstate
Counsel to the                                            Companies (1966-1994), most recently as
Independent Trustees                                      Chairman of The Allstate Corporation (March
1675 Broadway                                             1993-December 1994) and Chairman and Chief
New York, NY                                              Executive Officer of its wholly-owned
                                                          subsidiary, Allstate Insurance Company
                                                          (July 1989-December 1994).


Name, Age and Address of
   Independent Trustee     Other Directorships Held by Trustee
-------------------------  -----------------------------------
Michael Bozic (61)         Director of Weirton Steel
c/o Mayer, Brown, Rowe &   Corporation.
Maw
Counsel to the
Independent Trustees
1675 Broadway
New York, NY
Edwin J. Garn (69)         Director of Franklin Covey (time
c/o Summit Ventures LLC    management systems), BMW Bank of
1 Utah Center              North America, Inc. (industrial
201 S. Main Street         loan corporation), United Space
Salt Lake City, UT         Alliance (joint venture between
                           Lockheed Martin and the Boeing
                           Company) and Nuskin Asia Pacific
                           (multilevel marketing); member of
                           the board of various civic and
                           charitable organizations.
Wayne E. Hedien (68)       Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe &   (private mortgage insurance);
Maw                        Trustee and Vice Chairman of The
Counsel to the             Field Museum of Natural History;
Independent Trustees       director of various other business
1675 Broadway              and charitable organizations.
New York, NY

Morgan Stanley Value-Added Market Series -- Equity Portfolio
TRUSTEE AND OFFICER INFORMATION CONTINUED

                                                                                                           Number of
                                                                                                           Portfolios
                                            Term of                                                         in Fund
                           Position(s)     Office and                                                       Complex
Name, Age and Address of    Held with      Length of                                                        Overseen
   Independent Trustee     Registrant     Time Served*   Principal Occupation(s) During Past 5 Years      by Trustee**
-------------------------  -----------   --------------  -------------------------------------------  --------------------
Dr. Manuel H. Johnson      Trustee       Trustee since   Chairman of the Audit Committee and                       129
(53)                                     July 1991       Director or Trustee of the Morgan Stanley
c/o Johnson Smick                                        Funds and the TCW/DW Term Trusts; Senior
International, Inc.                                      Partner, Johnson Smick International, Inc.,
1133 Connecticut Avenue,                                 a consulting firm; Co-Chairman and a
N.W.                                                     founder of the Group of Seven Council
Washington, D.C.                                         (G7C), an international economic
                                                         commission; formerly Vice Chairman of the
                                                         Board of Governors of the Federal Reserve
                                                         System and Assistant Secretary of the U.S.
                                                         Treasury.
Michael E. Nugent (66)     Trustee       Trustee since   Chairman of the Insurance Committee and                   207
c/o Triumph Capital, L.P.                July 1991       Director or Trustee of the Morgan Stanley
237 Park Avenue                                          Funds and the TCW/DW Term Trusts;
New York, NY                                             director/trustee of various investment
                                                         companies managed by Morgan Stanley
                                                         Investment Management Inc. and Morgan
                                                         Stanley Investments LP (since July 2001);
                                                         General Partner, Triumph Capital, L.P., a
                                                         private investment partnership; formerly
                                                         Vice President, Bankers Trust Company and
                                                         BT Capital Corporation (1984-1988).
John L. Schroeder (71)     Trustee       Trustee since   Retired; Chairman of the Derivatives                      129
c/o Mayer, Brown, Rowe &                 April 1994      Committee and Director or Trustee of the
Maw                                                      Morgan Stanley Funds and the TCW/DW Term
Counsel to the                                           Trusts; formerly Executive Vice President
Independent Trustees                                     and Chief Investment Officer of the Home
1675 Broadway                                            Insurance Company (August 1991-September
New York, NY                                             1995).


Name, Age and Address of
   Independent Trustee     Other Directorships Held by Trustee
-------------------------  -----------------------------------
Dr. Manuel H. Johnson      Director of NVR, Inc. (home
(53)                       construction); Chairman and Trustee
c/o Johnson Smick          of the Financial Accounting
International, Inc.        Foundation (oversight organization
1133 Connecticut Avenue,   of the Financial Accounting
N.W.                       Standards Board).
Washington, D.C.
Michael E. Nugent (66)     Director of various business
c/o Triumph Capital, L.P.  organizations.
237 Park Avenue
New York, NY
John L. Schroeder (71)     Director of Citizens Communications
c/o Mayer, Brown, Rowe &   Company (telecommunications
Maw                        company).
Counsel to the
Independent Trustees
1675 Broadway
New York, NY

Morgan Stanley Value-Added Market Series -- Equity Portfolio
TRUSTEE AND OFFICER INFORMATION CONTINUED

Interested Trustees:

                                                      Term of
                                Position(s)         Office and
Name, Age and Address of         Held with           Length of
   Interested Trustee           Registrant         Time Served*    Principal Occupation(s) During Past 5 Years
-------------------------   -------------------   ---------------  -------------------------------------------
Charles A. Fiumefreddo      Chairman, Director    Trustee since    Chairman, Director or Trustee and Chief
(69)                        or Trustee and        July 1991        Executive Officer of the Morgan Stanley
c/o Morgan Stanley Trust    Chief Executive                        Funds and the TCW/DW Term Trusts; formerly
Harborside Financial        Officer                                Chairman, Chief Executive Officer and
Center,                                                            Director of the Investment Manager, the
Plaza Two,                                                         Distributor and Morgan Stanley Services,
Jersey City, NJ                                                    Executive Vice President and Director of
                                                                   Morgan Stanley DW, Chairman and Director of
                                                                   the Transfer Agent, and Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries (until June 1998).
James F. Higgins (54)       Trustee               Trustee since    Senior Advisor of Morgan Stanley (since
c/o Morgan Stanley Trust                          June 2000        August 2000); Director of the Distributor
Harborside Financial                                               and Dean Witter Realty Inc.; Director or
Center,                                                            Trustee of the Morgan Stanley Funds and the
Plaza Two,                                                         TCW/DW Term Trusts (since June 2000);
Jersey City, NJ                                                    previously President and Chief Operating
                                                                   Officer of the Private Client Group of
                                                                   Morgan Stanley (May 1999-August 2000),
                                                                   President and Chief Operating Officer of
                                                                   Individual Securities of Morgan Stanley
                                                                   (February 1997-May 1999).
Philip J. Purcell (58)      Trustee               Trustee since    Director or Trustee of the Morgan Stanley
1585 Broadway                                     April 1994       Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                       of the Board of Directors and Chief
                                                                   Executive Officer of Morgan Stanley and
                                                                   Morgan Stanley DW; Director of the
                                                                   Distributor; Chairman of the Board of
                                                                   Directors and Chief Executive Officer of
                                                                   Novus Credit Services Inc.; Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries.

                                Number of
                                Portfolios
                                 in Fund
                                 Complex
Name, Age and Address of         Overseen
   Interested Trustee          by Trustee**      Other Directorships Held by Trustee
-------------------------  --------------------  -----------------------------------
Charles A. Fiumefreddo                  129      None
(69)
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (54)                   129      None
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
Philip J. Purcell (58)                  129      Director of American Airlines, Inc.
1585 Broadway                                    and its parent company, AMR
New York, NY                                     Corporation.

----------------------------

   * EACH TRUSTEE SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE FUND COMPLEX INCLUDES ALL OPEN AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF MORGAN STANLEY INVESTMENT ADVISORS INC. (INCLUDING BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND VAN KAMPEN ASSET MANAGEMENT INC.).

Morgan Stanley Value-Added Market Series -- Equity Portfolio
TRUSTEE AND OFFICER INFORMATION CONTINUED

Officers:

                                                                                        Term of
                                                 Position(s)                          Office and
     Name, Age and Address of                     Held with                            Length of
         Executive Officer                       Registrant                          Time Served*
-----------------------------------  -----------------------------------  -----------------------------------
Mitchell M. Merin (48)               President                            President since May 1999
1221 Avenue of the Americas
New York, NY
Barry Fink (47)                      Vice President, Secretary and        Vice President, Secretary and
1221 Avenue of the Americas          General Counsel                      General Counsel since February 1997
New York, NY
Thomas F. Caloia (56)                Treasurer                            Treasurer since April 1989
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two
Jersey City, NJ
Ronald E. Robison (63)               Vice President                       Since October 1998
1221 Avenue of the Americas
New York, NY
Joseph J. McAlinden (59)             Vice President                       Since July 1995
1221 Avenue of the Americas
New York, NY
Guy G. Rutherfurd, Jr. (62)          Vice President                       Since August 1999
1221 Avenue of the Americas
New York, NY
Alice Weiss (54)                     Vice President                       Since July 1997
1221 Avenue of the Americas
New York, NY


     Name, Age and Address of
         Executive Officer           Principal Occupation(s) During Past 5 Years
-----------------------------------  -------------------------------------------
Mitchell M. Merin (48)               President and Chief Operating Officer of
1221 Avenue of the Americas          Morgan Stanley Investment Management (since
New York, NY                         December 1998); President, Director (since
                                     April 1997) and Chief Executive Officer
                                     (since June 1998) of the Investment Manager
                                     and Morgan Stanley Services; Chairman,
                                     Chief Executive Officer and Director of the
                                     Distributor (since June 1998); Chairman and
                                     Chief Executive Officer (since June 1998)
                                     and Director (since January 1998) of the
                                     Transfer Agent; Director of various Morgan
                                     Stanley subsidiaries; President of the
                                     Morgan Stanley Funds and TCW/DW Term Trusts
                                     (since May 1999); Trustee of various Van
                                     Kampen investment companies (since December
                                     1999); previously Chief Strategic Officer
                                     of the Investment Manager and Morgan
                                     Stanley Services and Executive Vice
                                     President of the Distributor (April
                                     1997-June 1998), Vice President of the
                                     Morgan Stanley Funds (May 1997-April 1999),
                                     and Executive Vice President of Morgan
                                     Stanley.
Barry Fink (47)                      General Counsel (since May 2000) and
1221 Avenue of the Americas          Managing Director (since December 2000) of
New York, NY                         Morgan Stanley Investment Management;
                                     Managing Director (since December 2000),
                                     and Secretary and General Counsel (since
                                     February 1997) and Director (since July
                                     1998) of the Investment Manager and Morgan
                                     Stanley Services; Assistant Secretary of
                                     Morgan Stanley DW; Vice President,
                                     Secretary and General Counsel of the Morgan
                                     Stanley Funds and TCW/DW Term Trusts (since
                                     February 1997); Vice President and
                                     Secretary of the Distributor; previously,
                                     Senior Vice President, Assistant Secretary
                                     and Assistant General Counsel of the
                                     Investment Manager and Morgan Stanley
                                     Services.
Thomas F. Caloia (56)                First Vice President and Assistant
c/o Morgan Stanley Trust             Treasurer of the Investment Manager, the
Harborside Financial Center,         Distributor and Morgan Stanley Services;
Plaza Two                            Treasurer of the Morgan Stanley Funds.
Jersey City, NJ
Ronald E. Robison (63)               Managing Director, Chief Administrative
1221 Avenue of the Americas          Officer and Director (since February, 1999)
New York, NY                         of the Investment Manager and Morgan
                                     Stanley Services and Chief Executive
                                     Officer and Director of the Transfer Agent;
                                     previously Managing Director of the TCW
                                     Group Inc.
Joseph J. McAlinden (59)             Managing Director and Chief Investment
1221 Avenue of the Americas          Officer of the Investment Manager, Morgan
New York, NY                         Stanley Investment Management Inc. and
                                     Morgan Stanley Investments LP; Director of
                                     the Transfer Agent, Chief Investment
                                     Officer of the Van Kampen Funds.
Guy G. Rutherfurd, Jr. (62)          Managing Director and Portfolio Manager of
1221 Avenue of the Americas          the Investment Manager for over 5 years.
New York, NY
Alice Weiss (54)                     Vice President and Portfolio Manager of the
1221 Avenue of the Americas          Investment Manager for over 5 years.
New York, NY

----------------------------

   * EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.

[LOGO] MORGAN STANLEY

[GRAPHIC]

MORGAN STANLEY
VALUE-ADDED
MARKET SERIES

EQUITY PORTFOLIO

ANNUAL REPORT
JUNE 30, 2002

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Mitchell M. Merin
President
Barry Fink
Vice President, Secretary and General Counsel
Guy G. Rutherfurd, Jr.
Vice President
Alice S. Weiss
Vice President
Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

[LOGO]MORGAN STANLEY

7473G02-ANP-7/02 38565RPT